INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Current and Noncurrent Investments

	As of December 31,
Current	2021	2020

Mutual funds (1)	27,585	19,284
Commercial Papers (2)	4,996	—
TOTAL	32,581	19,284

(1)Measured at fair value through profit or loss.
(2)Measured at fair value through other comprehensive income.

	As of December 31,
Non current	2021	2020

Contribution to funds (3)	1,027	615
TOTAL	1,027	615

(3)On November 30, 2020, the Company signed a contribution agreement with Vistra ITCL and Pentathlon Ventures LLP, through which the Company committed to invest an aggregate amount approximately 2,000, as of December 31, 2021 and 2020, the Company has payed 1,027 and 615, respectively.